Labor and Social Obligations - Equity Instruments Grant Date Fair Value (Details) - Restricted stock units R$ / shares in Units, R$ in Thousands	12 Months Ended
	Dec. 31, 2019 BRL (R$) R$ / shares	Dec. 31, 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted	583,775
Total shares outstanding	337,185	0
Average fair value at grant date	R$ 76,986
Grant Date Period 1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	30/04/2019
Granted	542,760
Total shares outstanding	310,516
Average fair value at grant date	R$ 68,800
Average | R$ / shares	R$ 126.76
Grant Date Period 2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	30/06/2019
Granted	1,543
Total shares outstanding	1,450
Average fair value at grant date	R$ 274
Average | R$ / shares	R$ 177.71
Grant Date Period 3
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	30/06/2019
Granted	1,543
Total shares outstanding	1,450
Average fair value at grant date	R$ 319
Average | R$ / shares	R$ 206.66
Grant Date Period 4
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	15/10/2019
Granted	37,929
Total shares outstanding	23,769
Average fair value at grant date	R$ 7,593
Average | R$ / shares	R$ 200.18